Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of Term Loan

Term loan, net was comprised of the following indebtedness as of March 31, 2021 and December 31, 2020:

	March 31, 2021	December 31, 2020
Principal	$5,000	$5,000
Derivative liability	1,639	714
Less: unamortized discounts and fees	(119)	(127)
Less: debt issuance costs	(92)	(106)

Net carrying value	6,428	5,481
Less: current portion (1)	(417)	(—)

Term loan, net	$6,011	$5,481

(1)	Current portion of the term loan is recorded in other current liabilities on the Condensed Consolidated Balance Sheets.

Term loan, net was comprised of the following indebtedness to various lenders as of December 31, 2020 and 2019:

	2020	2019
Term loan	$5,000	$—
Derivative liability	714	—

Less: current maturities	(—)	(—)
Less: unamortized discounts and fees	(127)	—
Less: debt issuance costs	(106)	(—)

Total term loan, net	$5,481	$—

Summary of Aggregate Values Recorded for the Convertible Notes

The following table summarizes the aggregate values recorded for the convertible notes as of March 31, 2021 and December 31, 2020:

	March 31, 2021	December 31, 2020
Principal	$50,000	$50,000
Derivative liability	15,348	12,676
Less: unamortized discounts and fees	(9,012)	(10,925)
Less: debt issuance cost	(31)	(37)

Net carrying amount	56,305	51,714
Less: current portion	—	—

Convertible notes, net	$56,305	$51,714

The following table summarizes the aggregate values recorded for the convertible notes as of December 31, 2020 and 2019:

	2020	2019
Principal	$50,000	$—
Derivative liability	12,676	—

Less: debt issuance cost	(37)	—
Less: unamortized discounts and fees	(10,925)	—

Net carrying amount	51,714	—

Less: current portion	—

Non-current portion	$51,714	$—

Summary of Annual Maturities of Long-term Debt	Annual maturities of long-term debt are as follows:

April 1, 2021—December 31, 2021	$—
2022	51,667
2023	1,667
2024	1,666
2025	—

Total principal payments	$55,000

Annual maturities of long-term debt are as follows:

Year ending December 31
2021	—
2022	51,667
2023	1,667
2024	1,666
2025	—

Total principal payments	55,000